SUBSEQUENT EVENTS (Details Narrative)																	1 Months Ended	3 Months Ended									4 Months Ended	9 Months Ended	12 Months Ended
	Nov. 13, 2024 shares	Nov. 03, 2024 USD ($) shares	Oct. 01, 2024 EUR (€)	Mar. 18, 2024 shares	Dec. 22, 2023 USD ($)	Dec. 20, 2023 shares	Dec. 07, 2023 shares	Dec. 05, 2023 shares	Apr. 27, 2023 shares	Mar. 18, 2023 shares	Mar. 13, 2023 shares	Feb. 13, 2023 shares	Aug. 29, 2022 USD ($) shares	Aug. 15, 2022 shares	Mar. 24, 2022 USD ($) shares	May 13, 2021 shares	Oct. 31, 2024 USD ($) shares	Sep. 30, 2024 USD ($) shares	Jun. 30, 2024 USD ($) shares	Mar. 31, 2024 USD ($) shares	Sep. 30, 2023 shares	[2]	Jun. 30, 2023 shares	[2]	Mar. 31, 2023 shares	[2]	Dec. 31, 2023 shares	Sep. 30, 2024 USD ($) shares	Dec. 31, 2023 shares	Dec. 31, 2022 USD ($) shares		Oct. 01, 2024 $ / shares	Oct. 01, 2024 EUR (€) shares
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues													429	228,572	1,286	155,845											691,000
Stock Issued During Period, Shares, Issued for Services						301,284
Stock Issued During Period, Value, New Issues | $													$ 8,610		$ 38,790			$ 1,246,198	$ 937,094	$ 39,950										$ 4,103,330	[1]
Sale of Stock, Number of Shares Issued in Transaction														228,572
Stock Issued During Period, Value, Other | $																												$ 17,914
Subsequent Event [Member]
Subsequent Event [Line Items]
[custom:PreferredStockAndCommonStockVotingRights]	The proposal to authorize the Board to amend the Company’s articles of incorporation, as amended, to increase the aggregate number of authorized shares of its capital stock, from 500,000,000 shares, consisting of 495,000,000 shares of Common Stock and 5,000,000 shares of preferred stock, to 10,005,000,000 shares, consisting of 10,000,000,000 shares of Common Stock and 5,000,000 shares of preferred stock was not approved because the requisite majority of the outstanding voting power of the Company required for approval under Nevada law was not obtained.
Subsequent Event [Member] | 2022 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	11,000,000
Debt Instrument, Interest Rate, Effective Percentage	20.00%
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues									2,143			3,572						3,718,132	1,142,480	28,333										228,572
Stock Issued During Period, Shares, Issued for Services																		1,701,286	30,000	4,794	56,640		135,926		6,288				990,092	29,747
Stock Issued During Period, Value, New Issues | $																		$ 372	$ 114	$ 3										$ 23	[1]
Standby Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues							691,000	20,000																				4,888,945
Stock Issued During Period, Value, New Issues | $					$ 20,000,000
Standby Equity Purchase Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues										18,333	10,000
Stock Issued During Period, Value, New Issues | $					$ 20,000,000
Consulting Services [Member] | Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services				1,286
Consulting Services One [Member] | Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services				3,508
Standby Equity Purchase Agreement Two [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues | $																												$ 2,223,242
Standby Equity Purchase Agreement Two [Member] | Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues																	1,777,722
Stock Issued During Period, Value, New Issues | $																	$ 577,002
Sale of Stock, Number of Shares Issued in Transaction																	6,666,667
Facility Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		50,000
Stock Issued During Period, Value, New Issues | $		$ 12,500
Line of Credit Facility, Maximum Borrowing Capacity | €																																	€ 6,000,000
Line of Credit Facility, Current Borrowing Capacity | €																																	2,000,000
Line of Credit Facility, Remaining Borrowing Capacity | €																																	€ 4,000,000
Line of Credit Facility, Interest Rate During Period			7.00%
Line of Credit Facility, Decrease, Forgiveness | €			€ 6,000,000
Line of Credit Facility, Expiration Period			5 years
Line of Credit Facility, Interest Rate at Period End																																	33.00%
Warrants and Rights Outstanding, Term																																	5 years
Class of Warrant or Right, Outstanding																																	1,850,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																$ 1.00
Legal Fees | $		25,000
Stock Issued During Period, Value, Other | $		$ 12,500

[1]	Adjusted to reflect
[2]	Adjusted to reflect